Document And Entity Information	Feb. 16, 2023
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC.
Document, Type	8-K
Document, Period End Date	Feb. 16, 2023
Entity, Incorporation, State or Country Code	NC
Entity, File Number	001-38299
Entity, Tax Identification Number	47-3414576
Entity, Address, Address Line One	8845 Red Oak Blvd
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28217
City Area Code	704
Local Phone Number	445-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001644903
Common Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	common
Trading Symbol	YCBD
Security Exchange Name	NYSE
SeriesACumulativeConvertiblePreferredStock80 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	8.0% Series A Cumulative Convertible Preferred Stock
Trading Symbol	YCBDpA
Security Exchange Name	NYSE